Riverbridge Growth Fund

Investor Class (RIVRX)

Institutional Class (RIVBX)

Riverbridge Eco Leaders® Fund

Investor Class (Ticker Symbol: ECOLX)

Institutional Class (Ticker Symbol: RIVEX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated November 30, 2018, to the Prospectus and Statement of Additional Information

each dated April 1, 2018, as amended; and the Summary Prospectuses dated April 3, 2018.

Contractual Fee Waivers – Riverbridge Growth Fund

Effective December 1, 2018 (the “Effective Date”), Riverbridge Partners, LLC (the “Advisor”) has agreed to reduce the limits on the total annual fund operating expenses, excluding certain expenses as described below, of the Riverbridge Growth Fund (the “Growth Fund”) from 1.00% to 0.96% and from 1.25% to 1.21% of the average daily net assets of the Growth Fund’s Institutional Class and Investor Class shares, respectively. This agreement is in effect until March 31, 2020.

Accordingly, as of the Effective Date, the Fees and Expenses table and the Example with respect to the Growth Fund in the Prospectus and Summary Prospectus are replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

		Investor Class Shares		Institutional Class Shares
Shareholder Fees(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None
Maximum deferred sales charge (load)		None		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		1.00%		1.00%
Wire fee		$20		$20
Overnight check delivery fee		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.75%		0.75%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses		0.48%		0.48%
Shareholder service fees	0.03%		0.03%
All other expenses	0.45%		0.45%
Acquired fund fees and expenses		0.01%		0.01%
Total annual fund operating expenses[2]		1.49%		1.24%
Fees waived and/or expenses reimbursed[3]		(0.27)%		(0.27)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2,3]		1.22%		0.97%

1	The expense information in the table has been restated to reflect the current expense cap, effective December 1, 2018.
2	“Total annual fund operating expenses” and “Total annual fund operating expenses after waiving fees and/or reimbursing expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Growth Fund and does not include acquired fund fees and expenses.
3	The Growth Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. The Growth Fund’s advisor is permitted to seek reimbursement from the Growth Fund, subject to certain limitations, of fees waived or payments made to the Growth Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Growth Fund if the reimbursement will not cause the Growth Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same. The example reflects the Growth Fund’s contractual fee waiver only in the periods for which the contractual fee waiver is expected to continue.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class shares	$124	$445	$788	$1,756
Institutional Class shares	$99	$367	$655	$1,476

*****

Contractual Fee Waivers - Riverbridge Eco Leaders® Fund

As of the Effective Date, the Advisor has agreed to reduce the limits on the total annual fund operating expenses, excluding certain expenses as described below, of the Riverbridge Eco Leaders® Fund (the “Eco Leaders® Fund”) from 1.15% to 0.96% and from 1.40% to 1.21% of the average daily net assets of the Eco Leaders® Fund’s Institutional Class and Investor Class shares, respectively. This agreement is in effect until March 31, 2028.

Accordingly, as of the Effective Date, the Fees and Expenses table and the Example with respect to the Eco Leaders® Fund in the Prospectus and Summary Prospectus are replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Eco Leaders® Fund.

		Investor Class Shares		Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None
Maximum deferred sales charge (load)		None		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		1.00%		1.00%
Wire fee		$20		$20
Overnight check delivery fee		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.90%		0.90%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses		10.09%		10.09%
Shareholder service fees	0.03%		0.03%
All other expenses	10.06%		10.06%
Acquired fund fees and expenses		0.01%		0.01%
Total annual fund operating expenses[2]		11.25%		11.00%
Fees waived and/or expenses reimbursed[3]		(10.03)%		(10.03)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2,3]		1.22%		0.97%

1	The expense information in the table has been restated to reflect the current expense cap, effective December 1, 2018.
2	The “Total annual fund operating expenses” and “Total annual fund operating expenses after waiving fees and/or reimbursing expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Eco Leaders® Fund and does not include acquired fund fees and expenses.
3	The Eco Leaders® Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Eco Leaders® Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees. The Eco Leaders® Fund’s advisor is permitted to seek reimbursement from the Eco Leaders® Fund, subject to certain limitations, of fees waived or payments made to the Eco Leaders® Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Eco Leaders® Fund if the reimbursement will not cause the Eco Leaders® Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Eco Leaders® Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Eco Leaders® Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Eco Leaders® Fund’s operating expenses remain the same. The example reflects the Eco Leaders® Fund’s contractual fee waiver only in the periods for which the contractual fee waiver is expected to continue.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class shares	$124	$387	$670	$1,477
Institutional Class shares	$99	$309	$536	$1,190

*****

As of the Effective Date, the second paragraph under “MANAGEMENT OF THE FUNDS - Fund Expenses” in the Prospectus and Statement of Additional Information is deleted in its entirety and replaced with the following:

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of each Fund’s Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until March 31, 2020, with respect to Growth Fund and until March 31, 2028, with respect to Eco Leaders® Fund. The agreement may be terminated before the applicable date for each Fund only by the Board of Trustees. Prior to December 1, 2018, the expense caps were 1.25% and 1.00% of the average daily net assets of the Growth Fund’s Investor Class shares and Institutional Class shares, respectively, and 1.40% and 1.15% of the average daily net assets of the Eco Leaders® Fund’s Investor Class shares and Institutional Class shares, respectively.

As of the Effective Date, all other references in the Prospectus and Statement of Additional Information to the expense limitation arrangements for the Funds are revised as indicated above.

Voluntary Fee Waiver – Riverbridge Eco Leaders® Fund

In connection with the reduction of the contractual expense limit, the Advisor has determined, as of the Effective Date, to discontinue its current voluntary agreement to limit the Eco Leaders® Fund’s total annual fund operating expenses (subject to certain exclusions) to 1.20% and 0.95% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. As a result, as of the Effective Date, the fourth paragraph under “MANAGEMENT OF THE FUNDS - Fund Expenses” in the Prospectus and Statement of Additional Information is deleted in its entirety.

Investment Minimum for Institutional Class Shares – Both Funds

As of the Effective Date, the investment minimum for Institutional Class shares for each Fund is lowered from $1 million to $2,500. As a result, as of the Effective Date, all references to the investment minimum for Institutional Class shares in the Prospectus and Statement of Additional Information are updated accordingly.

Please retain this Supplement with your records.